FINANCIAL ASSETS AND LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets and liabilities and public service concessions

	3/31/2022	12/31/2021
Non-current assets
Compensable generation concessions (a)	2,172,580	2,172,162
Itaipu financial asset (b)	400,234	428,865
Total Financial Assets	2,572,814	2,601,027

Current liabilities
Itaipu financial liability (b)	(1,064,344)	(578,626)
Total Financial Liabilities	(1,064,344)	(578,626)

(a)	Compensable Generation Concessions

The hydroelectric power plants of the subsidiaries included in the analysis for the receipt of additional indemnity are:

Subsidiary	Plant	3/31/2022	12/31/2021
Furnas	UHE Furnas	762,458	762,191
Furnas	UHE Luiz Carlos de Barreto de Carvalho	506,786	505,411
Chesf	UHE Paulo Afonso I, II, III and IV	447,723	449,520
Furnas	UHE Marimbondo	86,302	85,448
Furnas/Chesf	UHE Funil	64,515	63,937
Furnas	UHE Porto Colômbia	43,987	43,701
Chesf	UHE Luiz Gonzaga (Itaparica)	65,497	65,935
Chesf	UHE Boa Esperança	134,956	135,370
Chesf	UHE Xingó	38,519	38,793
Eletronorte	UHE Coaracy Nunes	5,235	5,235
Chesf	UHE Pedra	13,086	13,141
Furnas	UHE Corumbá	3,516	3,480
Total		2,172,580	2,172,162

The Company clarifies that the amounts previously disclosed must be recalculated in the light of the new conditions established by the revision of Normative Resolution No. 596/2013, as amended by Normative Resolution No. 942/2021, of July 13, 2021. Thus, the supporting documentary evaluation process must be carried out by Brazilian Electric Power Regulatory Agency (ANEEL), for the approval of the effective values of the generation indemnities within a term of 365 days following the publication of Normative Resolution No. 942/2021. The Company’s claims for indemnities exceed the amounts currently recorded in the accounts.

(b)	Itaipu’s Financial Assets (Liabilities)

	3/31/2022	12/31/2021
Current Assets / Liabilities
Accounts receivable	2,568,508	3,665,620
Right of reimbursement	1,903,217	2,837,610
Energy suppliers – Itaipu	(2,152,196)	(3,213,830)
Reimbursement obligations - Commercialization of electric power	(1,892,509)	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,491,364)	(2,162,803)
	(1,064,344)	(578,626)
Non-current assets / liabilities
Accounts receivable	377,079	406,085
Right of reimbursement	311,386	306,339
Reimbursement obligations	(288,231)	(283,559)
	400,234	428,865

Total	(664,110)	(149,761)

Schedule of hydroelectric power plants of the subsidiaries included in the analysis for the receipt of additional indemnity

Subsidiary	Plant	3/31/2022	12/31/2021
Furnas	UHE Furnas	762,458	762,191
Furnas	UHE Luiz Carlos de Barreto de Carvalho	506,786	505,411
Chesf	UHE Paulo Afonso I, II, III and IV	447,723	449,520
Furnas	UHE Marimbondo	86,302	85,448
Furnas/Chesf	UHE Funil	64,515	63,937
Furnas	UHE Porto Colômbia	43,987	43,701
Chesf	UHE Luiz Gonzaga (Itaparica)	65,497	65,935
Chesf	UHE Boa Esperança	134,956	135,370
Chesf	UHE Xingó	38,519	38,793
Eletronorte	UHE Coaracy Nunes	5,235	5,235
Chesf	UHE Pedra	13,086	13,141
Furnas	UHE Corumbá	3,516	3,480
Total		2,172,580	2,172,162

Schedule financials assets and liabilities

	3/31/2022	12/31/2021
Current Assets / Liabilities
Accounts receivable	2,568,508	3,665,620
Right of reimbursement	1,903,217	2,837,610
Energy suppliers – Itaipu	(2,152,196)	(3,213,830)
Reimbursement obligations - Commercialization of electric power	(1,892,509)	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,491,364)	(2,162,803)
	(1,064,344)	(578,626)
Non-current assets / liabilities
Accounts receivable	377,079	406,085
Right of reimbursement	311,386	306,339
Reimbursement obligations	(288,231)	(283,559)
	400,234	428,865

Total	(664,110)	(149,761)

Summary of balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities

	3/31/2022		12/31/2021
	BRL	USD	BRL	USD
Regulatory assets - current assets	1,903,217	401,709	2,837,610	508,487
Regulatory assets - non-current assets	311,386	65,724	306,339	54,895
Total assets	2,214,603	467,433	3,143,949	563,382

Repayment obligation - União - Current liabilities	(1,491,364)	(314,780)	(2,162,803)	(387,564)
Repayment obligation - União - Non-current liabilities	(288,231)	(60,836)	(283,559)	(50,812)
Total liabilities	(1,779,595)	(375,616)	(2,446,362)	(438,376)

Net financial asset	435,008	91,817	697,587	125,006

Adopted rate:	3/31/2022		12/31/2021
USD	4.74		5.58